Derivative Financial Instruments and Hedge Accounting - Summary of Gains and Losses from Hedging Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Income tax effect	₩ 29,455	₩ (12,501)	₩ (1,913)
Income tax effect	(8,516)	66,971	4,931
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(67,769)	28,748	4,401
Gains (losses) on hedging instruments	(60,612)	(192,297)	(36,372)
Gains (losses) on the hedged items attributable to the hedged risk	(14,818)	223,358	35,011
Total	(75,430)	31,061	(1,361)
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(466)	1,397	6,513
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(67,303)	27,351	(2,112)
Cash Flow Hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains (losses) on hedging instruments	(485,465)	343,079	8,831
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)	(488,324)	341,834	7,328
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)	2,859	1,245	1,503
Reclassification to profit or loss	169,361	(294,592)	48,508
Income tax effect	29,455	(12,501)	(1,913)
Other comprehensive income (loss) after tax	(289,508)	34,741	53,923
Hedge of net investments in foreign operations
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains (losses) on hedging instruments	46,601	(253,679)	(19,590)
Effective portion of gains(losses) on hedge of net investments in foreign operations(amount recognized in other comprehensive income)	46,601	(253,679)	(19,590)
Ineffective portion of gains(losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)	0	0	0
Reclassification to profit or loss	1,546	0	0
Income tax effect	(8,516)	66,971	4,931
Other comprehensive income (loss) after tax	₩ 39,631	₩ (186,708)	₩ (14,659)